Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables

	December 31, 2021	December 31, 2020
Trade receivables, net of expected credit loss	986,783	570,609
Other receivables	69,240	27,264
	1,056,023	597,873